SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Net income (loss)	$ (932)	$ 643	$ (625)	$ 1,334
Income tax (expense) benefit	15	486	78	261
Consolidated income (loss) before taxes	(947)	157	(703)	1,073
Adjustments [Abstract]
Restructuring expenses	7	42	19	78
Goodwill impairment charge	0	0	585	0
Benefits modification amortization	$ 30	$ 30	$ 90	$ 90
Amortization period of retirement benefits payable	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Reduction of plan liability	$ 527	$ 527	$ 527	$ 527
Other asset optimization charges		135		135
Industrial Activities | Operating segments
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations	63	62	181	181
Foreign exchanges (gains) losses, net	17	19	22	39
Finance and non-service component of Pension and OPEB costs	(29)	(16)	(85)	(47)
Adjustments [Abstract]
Restructuring expenses	7	41	19	75
Goodwill impairment charge			585
Other discrete items		137	544	137
Nikola investment fair value adjustment	1,207		(268)
Adjusted EBIT of Industrial Activities	238	284	32	1,089
Industrial Activities | Unallocated items, eliminations and other
Adjustments [Abstract]
Restructuring expenses	0	0	0	1
Goodwill impairment charge			585
Other discrete items		2	7	2
Nikola investment fair value adjustment	1,207		(268)
Adjusted EBIT of Industrial Activities	(65)	(29)	(179)	120
Agriculture | Operating segments
Adjustments [Abstract]
Restructuring expenses	2	9	9	27
Goodwill impairment charge			0
Other discrete items		0	176	0
Nikola investment fair value adjustment	0		0
Adjusted EBIT of Industrial Activities	274	152	501	661
Construction | Operating segments
Adjustments [Abstract]
Restructuring expenses	3	18	5	22
Goodwill impairment charge			0
Other discrete items		0	72	0
Nikola investment fair value adjustment	0		0
Adjusted EBIT of Industrial Activities	(24)	10	(194)	48
Commercial and Specialty Vehicles | Operating segments
Adjustments [Abstract]
Restructuring expenses	1	9	4	20
Goodwill impairment charge			0
Other discrete items		135	289	135
Nikola investment fair value adjustment	0		0
Adjusted EBIT of Industrial Activities	(7)	70	(219)	221
Powertrain | Operating segments
Adjustments [Abstract]
Restructuring expenses	1	5	1	5
Goodwill impairment charge			0
Other discrete items		0	0	0
Nikola investment fair value adjustment	0		0
Adjusted EBIT of Industrial Activities	60	81	123	279
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income (loss)	56	82	189	268
Income tax (expense) benefit	$ (24)	$ (34)	$ (74)	$ (101)